Financial Instruments by Category	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category
FINANCIAL INSTRUMENTS BY CATEGORY

		December 31,
		2018	2017
	Note	US$ in millions
Financial assets
Amortized cost:
Trade and other receivables, net	17	$427	$249
Restricted cash and cash equivalents	18	13	11
Cash and cash equivalents	20	2,676	1,239
Deposits		3	3
FVTPL:
Interest rate swaps	25	15	—
Total		$3,134	$1,502

		December 31,
		2018	2017
Financial liabilities	Note	US$ in millions
Amortized cost:
Trade and other payables	23	$1,635	$1,272
Borrowings	24	5,562	4,412
Total		$7,197	$5,684